Income Taxes - Schedule of Deferred tax Assets (Details)	Dec. 31, 2014 USD ($)
Income Tax Disclosure [Abstract]
Net-operating loss carryforward	$ 455,491
Stock-based compensation	5,177,726
Total Deferred Tax Assets	5,633,217
Valuation allowance	$ (5,633,217)
Deferred Tax Asset, Net of Allowance